Summary of Significant Accounting Policies (Tables)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Accounting Policies [Abstract]
Schedule of Earnings Per Share Anti-Diluted

The following financial instruments were not included in the diluted loss per share calculation as of June 30, 2018 and 2017 because their effect was anti-dilutive:

	As of June 30,
	2018	2017
Warrants to purchase common stock	62,064,634	122,418,645
Series B Convertible Preferred stock	-	199,785,600
Series C-1 Convertible Preferred stock	5,882,800	15,873,600
Total	67,947,434	338,077,845

The following financial instruments were not included in the diluted loss per share calculation as of December 31, 2017 and 2016 because their effect was anti-dilutive:

	As of December 31,
	2017	2016
Warrants to purchase common stock	62,064,634	268,788,732
Convertible notes	-	50,198,041
Favored Nations	-	108,747,774
Series B Convertible Preferred stock	5,175,400	-
Series C-1 Convertible Preferred stock	10,000,800	-
Total	77,240,834	427,734,547